Credit Opportunities Fund	07/01/2015 to 06/30/2016

ICA File Number: 811-22939
Registrant Name: T. Rowe Price Credit Opportunities Fund, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22939

T. Rowe Price Credit Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 05/31

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Credit Opportunities Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016

========================== Credit Opportunities Fund ===========================

BOARDRIDERS SA 8.875% 144A NOTES DUE DECEMBER 15, 2017

Ticker:       N/A            Security ID:  B4V8LH4
Meeting Date: FEB 17, 2016   Meeting Type: Exchange Offer
Record Date:  FEB 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent and Exchange.                   N/A       Yes          Management

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CHESAPEAKE ENERGY 5.75% NOTES DUE 2023

Ticker:       N/A            Security ID:  B93V574
Meeting Date: DEC 08, 2015   Meeting Type: Exchange Offer
Record Date:  DEC 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange and Consent Offer with Early   N/A       Yes          Management
      Premium

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LIBERTY GLOBAL PLC

Ticker:       LBTY.A         Security ID:  G5480U138
Meeting Date: JUN 16, 2016   Meeting Type: Annual
Record Date:  APR 25, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew J. Cole           For       For          Management
2     Elect Director Richard R. Green         For       For          Management
3     Elect Director David E. Rapley          For       For          Management
4     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
5     Ratify KPMG LLP (U.S.) as Auditors      For       For          Management
6     Ratify KPMG LLP (U.K.) as Auditors      For       For          Management
7     Authorize Board to Fix Remuneration of  For       For          Management
      Auditors
8     Approve Political Donations and         For       Against      Management
      Expenditures

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NEW RESIDENTIAL INVESTMENT CORP.

Ticker:       NRZ            Security ID:  64828T201
Meeting Date: MAY 26, 2016   Meeting Type: Annual
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Douglas L. Jacobs        For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management

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NII HOLDINGS, INC.

Ticker:       NIHD           Security ID:  62913F508
Meeting Date: MAY 25, 2016   Meeting Type: Annual
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Steven M. Shindler       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify KPMG LLP as Auditors             For       For          Management

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QUICKSILVER INC 10.00% NOTES DUE AUGUST 12, 2020

Ticker:       N/A            Security ID:  BGDWPS7
Meeting Date: DEC 15, 2015   Meeting Type: Consent
Record Date:  DEC 15, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect to complete the unsecured notes   N/A       Take No      Management
      eligibility certificate, in order to              Action
      be deemed eligible for the exit rights
      offering.  Holders must return pages
      5-9 of unsecured notes eligibility
      certificate.

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TIME WARNER CABLE INC.

Ticker:       TWC            Security ID:  88732J207
Meeting Date: JUL 01, 2015   Meeting Type: Annual
Record Date:  MAY 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Carole Black             For       For          Management
1b    Elect Director Thomas H. Castro         For       For          Management
1c    Elect Director David C. Chang           For       For          Management
1d    Elect Director James E. Copeland, Jr.   For       For          Management
1e    Elect Director Peter R. Haje            For       For          Management
1f    Elect Director Donna A. James           For       For          Management
1g    Elect Director Don Logan                For       For          Management
1h    Elect Director Robert D. Marcus         For       For          Management
1i    Elect Director N.J. Nicholas, Jr.       For       For          Management
1j    Elect Director Wayne H. Pace            For       For          Management
1k    Elect Director Edward D. Shirley        For       For          Management
1l    Elect Director John E. Sununu           For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Report on Lobbying Payments and Policy  Against   Against      Shareholder
5     Pro-rata Vesting of Equity Awards       Against   For          Shareholder

============================= END NPX REPORT ====================================